PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS.
PREPAYMENTS AND OTHER CURRENT ASSETS

7.   PREPAYMENTS AND OTHER CURRENT ASSETS

As of December 31, 2019, and 2020, VAT prepayments amounting to RMB1,065,031 and RMB1,325,624 (US$203,161), respectively, are included in prepayments and other current assets. The effect of adopting ASU 2016-13 was RMB3,793 (US$545) to the opening balance of prepayments and other current assets.